SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade receivables	$ 99,662		$ 118,557
Less: allowance for doubtful accounts	(1,439)	$ (1,655)	(1,722)	$ (1,995)	$ (2,365)	$ (1,843)
Total	$ 98,223		$ 116,835